Significant Non-Cash Expenses	12 Months Ended
Mar. 31, 2018
Significant Non-cash Expenses
Significant Non-Cash Expenses

31	SIGNIFICANT NON-CASH EXPENSES

Significant non-cash expenses, except loss on sale of assets, share based compensation, depreciation and amortization were as follows:

	As at March 31
	2018	2017	2016
	(in thousands)
Unrealized foreign exchange loss / (gain)	$5,466	$(3,838)	$(2,864)
Credit Impairment Loss, net	4,308	—	—
Impairment charge on available-for-sale financial assets	2,436	—	—
Net losses on de-recognition of financial assets measured at amortized cost, net	3,562	—	—
Mark to market gain on derivative financial instrument measured at fair value through profit and loss	—	(10,297)	3,566
Loss on settlement of derivative financial instruments	586	—	—
Loss on financial liability (convertible notes) measures at fair value through profit and loss	13,840	—	—
Loss on deconsolidation of a subsidiary	14,649	—	—
Provisions for trade and other receivables	4,740	2,430	1,315
Provision no longer required, written-back	(124)	(798)	—
Impairment loss on content advances and loans and advances	353	1,887	2,545
Impairment charge on goodwill	1,205	—	—
Others	30	—	—
	$51,051	$(10,616)	$4,562